Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (13,915,768)	$ (13,167,217)	$ (16,590,827)	$ 11,092,429	$ (10,883)	$ (32,100)	$ (42,983)
ADJUSTMENT TO RECONCILE NET LOSS TO NET CASH USED IN OPERATING ACTIVITIES:
Depreciation	11,092	28,121	47,747	189,186
Share-based compensation expense	163,233	151,651	295,106	280,452
Changes in operating assets and liabilities:
Accounts receivable	24,504	(729,003)	48,634	(349,063)
Professional fees paid by related party on behalf of the Company					3,400		3,400
Prepaid expenses and other assets	85,962	17,191	(34,189)	521,245
Accounts payable	2,737,604	5,987,800	(554,256)	321,426	(2,438)	26,170	23,732
Accrued liabilities and employee benefits	2,526,306	(645,575)	(448,493)	1,016,953
Deferred revenue	(833,328)	(833,331)	(1,666,659)	3,132,038
Net cash (used in) provided by operating activities	(9,200,395)	(9,190,363)	(18,902,937)	16,204,666	(9,921)	(5,930)	(15,851)
Investing activities
Purchases of investments		(1,000,000)	(12,000,000)	(7,200,000)
Maturities of investments	1,500,000	4,200,000	17,700,122	2,850,000
Purchase of property and equipment	(8,843)	(28,108)	(38,957)	(17,825)
Net cash provided by (used in) investing activities	1,491,157	3,171,892	5,661,165	(4,367,825)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series C Redeemable Convertible Preferred Stock, net of offering costs
Increase in note payable - related party					5,900		5,900
Proceeds from issuance of convertible promissory notes, net	100,000		15,163,004
Proceeds from stock option exercises	194,261	4,767	31,081
Proceeds from issuance of common stock	109,796					10,000	10,000
Net cash provided by financing activities	404,057	4,767	15,194,085		5,900	10,000	15,900
Net decrease in cash and cash equivalents	(7,305,181)	(6,013,704)	1,952,313	11,836,841		4,070
NET INCREASE (DECREASE) IN CASH					(4,021)		49
Cash and cash equivalents at beginning of year	15,645,528	13,693,215	13,693,215	1,856,374
Cash and cash equivalents at end of year	8,340,347	7,679,511	15,645,528	13,693,215
CASH, BEGINNING OF PERIOD					4,070
Cash paid for interest				15
CASH, END OF PERIOD					49	4,070	49
Cash paid for taxes	300	8,648	13,857	30,589
SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Professional fees paid by related party on behalf of the Company					$ 3,400		$ 3,400